Minimum Lease Payment under Noncancelable Operating Leases (Detail) $ in Thousands	Jun. 30, 2021 USD ($)
Operating Lease Liabilities Payments Due [Abstract]
2022	$ 2,104
2023	2,381
2024	2,457
2025	2,225
2026	2,154
2027 and thereafter	2,024
Total minimum lease payments	13,345
Less imputed interest	(1,528)
Total present value of operating lease liabilities	$ 11,817
Operating Lease Liability Statement Of Financial Position [Extensible List]	Other Liabilities